CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 107,495	$ 127,869	$ 121,498
Loss assumed by non-controlling interests	2	910
Other comprehensive loss (actuarial losses)	(96)	(82)	(116)
Comprehensive income attributed to Diana Shipping Inc.	$ 107,401	$ 128,697	$ 121,382